ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (Tables)	12 Months Ended
Dec. 31, 2023
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
Schedule of accumulated other comprehensive income

		Unrealized
	Foreign	gains(losses)
	currency	on available-
	translation	for-sale
	adjustments	investments	Total
	RMB	RMB	RMB
Balance at January 1, 2022 (As adjusted)	39,089,244	2,791,663	41,880,907
Net current-period other comprehensive losses	(11,361,872)	(2,786,931)	(14,148,803)
Balance at December 31, 2022 (As adjusted)	27,727,372	4,732	27,732,104
Net current-period other comprehensive gains (losses)	672,112	(2,934)	669,178
Balance at December 31, 2023	28,399,484	1,798	28,401,282
Balance at December 31, 2023 (USD)	3,999,984	253	4,000,237